SUPPLEMENTAL FINANCIAL INFORMATION (Details - Schedule of accrued liabilities) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Accrued Liabilities and Other Liabilities	$ 857,722	$ 226,469
Accrued Payroll [Member]
Accrued Liabilities and Other Liabilities	162,887	0
Accrued Bonus [Member]
Accrued Liabilities and Other Liabilities	262,580	134,704
Accrued Board Compensation [Member]
Accrued Liabilities and Other Liabilities	62,500	31,250
Accrued Committee Compensation [Member]
Accrued Liabilities and Other Liabilities	30,000	15,000
Accrued Audit And Legal Expenses [Member]
Accrued Liabilities and Other Liabilities	89,082	33,919
Investment Banking And Related Fees [Member]
Accrued Liabilities and Other Liabilities	139,906	0
Accrued Interest [Member]
Accrued Liabilities and Other Liabilities	98,685
Other Accrued Expenses [Member]
Accrued Liabilities and Other Liabilities	$ 12,082	$ 11,596